Use Of Judgements And Estimates	6 Months Ended
Jun. 30, 2023
Use Of Judgements And Estimates [Abstract]
Use Of Judgements And Estimates
3.	Use of Judgements and Estimates
The preparation of these interim condensed consolidated financial statements requires, as established by IAS 34, the Board of Directors of the Group to make certain estimates and judgements that do not differ significantly from those considered in the preparation of the 2022 Consolidated Financial Statements set out in Note 3 thereto.
During the six months ended June 30, 2023,
no
significant changes have occurred in the assumptions linked to the judgements and estimates disclosed in the 2022 Consolidated Financial Statements.
During the six months ended June 30, 2023, no impairment indicators were identified that would lead to a decrease in value of non-current
assets (including goodwill) as compared to what was reported in the 2022 Consolidated Financial Statements.
Critical judgement and estimates
A summary of the critical aspects that have also involved a greater degree of judgement or complexity, or those in which the assumptions and estimates have an influence on the preparation of these financial statements, is given below.
Key assumptions concerning the future and other relevant data on the estimation of uncertainty at the reporting date, which entail a considerable risk of significant changes in the value of the assets and liabilities in the coming year, are as follows:

•	Going concern: Disclosures related to the going concern have been included in Note 2.

•
Share-based payments: The Company’s management measures equity settled share-based payments at fair value at the grant date and recognizes the cost over the vesting period, with a corresponding increase in equity. The expense is based upon management’s estimate of the percentage of equity instruments expected to vest. At each reporting date, management revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based
vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity reserves.

Prior to the listing of Wallbox’s Class A ordinary shares, nominal value €0.12 per share (“Class A Shares”) on NYSE on October 4, 2021, the ordinary shares of Wallbox Chargers, S.L.U. were not listed on a public stock exchange and, as such, the calculation of the fair value of its ordinary shares prior to this date was subject to a greater degree of estimation in determining the basis for share-based options that it issued.
The Company’s management determined the estimated fair value of its awards based on the estimated market price of the Company’s stock on the date of grant, typically determined by reference to the reported closing price of Wallbox’s Class A Shares on the grant date, and by applying methodologies generally accepted for this kind of valuation (see Note 20).

The date at which the fair value of the equity instruments granted is measured for the purposes of IFRS 2 for transactions with employees and others providing similar services is the grant date. Grant date is the date at which the entity and the employee agree to a share-based payment arrangement, at which point the entity and the counterparty have a shared understanding of the terms and conditions of the arrangement. At grant date, the entity confers on the counterparty the right to cash, other assets, or equity instruments of the entity, provided the specified vesting conditions, if any, are met. If that agreement is subject to an approval process (for example, by shareholders), the grant date is the date when that approval is obtained.
The assumptions underlying the valuations represent the Company’s best estimates, which involve inherent uncertainties and the application of management judgement (see Note 20).

•	Measurement of awards granted under new plans during the six months ended June 30, 2023 has been consistent with that of prior period plans.
Additionally, there have been no changes in the judgement and estimates related to the impairment of non-current
assets (including goodwill), the capitalization of development cost by determination of the useful life of intangible assets, or the recognition of the income tax as disclosed in the 2022 Consolidated Financial Statements.